Disclosure of detailed information about supplemental cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Accounts receivable	$ 203	$ 284	$ 1,530
Prepaids and deposits	(29)	(10)	12
Accounts payable and accrued liabilities	766	15	(758)
Changes in operating working capital	720	219	667
Changes in investing working capital	214	32	178
Changes in financing working capital	6	38	(61)
Changes in working capital	940	289	784
Cash paid for interest	397	480	596
Income taxes paid	$ 0	$ 0	$ 0